Equities	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equities
10.
Equities
(a)
The Company has only one class of common shares authorized, issued and outstanding. Throughout 2025, the Company has consistently used equity awards to align compensation with performance and preserve liquidity during periods of significant need to preserve cash. During this time, the Company’s directors, executive officers, certain service providers, lenders and other stakeholders have been compensated or reimbursed in equity. As described in Note 10(c), the Company has repurchased an additional 747,500 common shares which are recognized as treasury stock. As a result, there were 60,203,214 and 60,547,760 common shares outstanding as of December 31, 2024 and 2025, respectively.
(b)
Stock Options

In April 2016, the Board of Directors approved the 2016 stock option plan that was subsequently approved by the shareholders at the 2016 annual general meeting of shareholders. The plan allows for the grant of (i) 15,000 options to each non-employee director of the Company elected at each annual general meeting of shareholders, and (ii) options can also be granted to key employees, consultants or advisors of the Company or any of its subsidiaries based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to exercise of options granted was 3,500,000 shares. The options granted under this plan generally had a term not exceeding ten years, subject to the discretion of the Board of Directors.

A summary of stock option activity during the three years in the period ended December 31, 2023, 2024 and 2025 is as follows:

		Weighted	Weighted
		average	average fair
	Number of	exercise	value per
	options	price	option
Outstanding and exercisable at January 1, 2023	307,000	$9.41	$2.725
Granted	—	$—	$—
Exercised	—	$—	$—
Expired	(153,500)	$9.41	$2.47
Outstanding and exercisable at December 31, 2023	153,500	$9.41	$2.98
Granted	—	$—	$—
Exercised	—	$—	$—
Expired	(153,500)	$9.41	$2.98
Outstanding and exercisable at December 31, 2024	—	$—	$—
Granted	—	$—	$—
Exercised	—	$—	$—
Expired	—	$—	$—
Outstanding and exercisable at December 31, 2025	—	$—	$—

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

There was approximately $0.4 million, $nil and $nil of unrecognized compensation expense related to non-vested stock options granted under the Company’s option plans at December 31, 2023, 2024 and 2025, respectively. The total amount of recognized compensation costs in 2023, 2024 and 2025 were $0.1 million, $nil and $nil , respectively.

A total of 153,500, nil and nil stock options are exercisable as of December 31, 2023, 2024 and 2025 respectively.

The total fair value of shares vested during fiscal years ended December 31, 2023, 2024 and 2025 were $0.4 million, $0.5 million and $nil, respectively.

(c)
Share Buy Back

As of December 31, 2025, the Company has repurchased an additional 747,500 common shares under this program.

On July 19, 2023, Fortune Mountain Consultancy (Hong Kong) Limited (“Fortune Mountain HK”) was granted 2,300,000 shares under a Consulting Service Agreement with the Company as compensation for consulting services, as mentioned in Note 10(a).

On September 5, 2025, the Company entered into a Supplementary Agreement to the Consulting Service Agreement (the “Supplementary Agreement”) with Fortune Mountain HK, Shenzhen Fortune Mountain Brand Management Co., Ltd., and Shenzhen Yanglixing Consulting Co., Ltd. (collectively, the “Service Providers”).

Pursuant to the Supplementary Agreement, the Company agreed to repurchase 747,500 shares (representing approximately 32.5% of the total shares previously granted under the original Consulting Service Agreement) from Fortune Mountain HK at a price of $1.50 per share, for a total repurchase price of approximately $1.1 million (equivalent to RMB8.0 million at a fixed exchange rate of USD1 to RMB7.1564). Following the repurchase, the remaining 1,552,500 shares will continue to vest in stages between 2025 and 2029 in accordance with the vesting schedule stipulated in the agreement.

As of December 31, 2025, the repurchase price has been fully paid, and the repurchased shares are recognized as treasury stock, resulting in a reduction of the Company’s outstanding shares by 747,500 shares.

The share repurchase program was conducted in accordance with Rule 10b-18 of the Securities and Exchange Act of 1934.